Richard D. Silberman
Lawyer
1061 Eastshore Blvd., #200
Albany, California 94710-1011
Telephone (510) 559-6820
Facsimile (510) 559-6822

February 4, 1999

The Parnassus Fund
One Market - Steuart Tower
Suite 1600
San Francisco, California 94105

Gentlemen:

     You have requested my opinion for use in conjunction with a Form 24f-2, Annual Notice of Securities Sold Pursuant to Rule 24f-2, for The Parnassus Fund (the "Fund") to be filed in respect of shares of the Fund (the "Shares") sold for the fiscal year ended December 31, 1998 pursuant to the Fund's registration statement filed with the Securities and Exchange Commission (the "SEC") under the Securities Act of 1933, File No. 2-93131 (the "Registration Statement").

     In its Registration Statement, the Fund elected to register an indefinite number of Shares pursuant to the provisions of SEC Rule 24f-2.

     I have reviewed the amended Registration Statement of the Fund and such other documents and records as I have deemed relevant to the expression of an opinion. On the basis of the foregoing, it is my opinion that the Shares sold for the fiscal year ended December 31, 1998, registration of which the Form 24f-2 makes definite in number, were legally issued, fully paid and non-assessable.

     I consent to your filing this opinion as an Exhibit to the Form 24f-2 referred to above, the Registration Statement of the Fund and to any application or registration statement filed under the securities laws of any of the States of the United States.

                              Sincerely,

                              Original signed by

                              Richard D. Silberman

RDS:mf




                                Rule 24f-2 Notice

                               The Parnassus Fund
                                   One Market
                           Steuart Tower - Suite #1600
                             San Francisco, CA 94105

                              1933 Act No. 2-93131


  (1) Fiscal period for which notice is filed is year ending December 31, 1998

  (2)     The amount of securities sold other than pursuant
          to Rule 24f-2, but which remain unsold as of December
          31, 1998                                                      -0-

  (3)     The amount of securities registered during the
          fiscal period of this notice other than pursuant to
          Rule 24f-2                                                    -0-

  (4)     The amount of securities sold during the fiscal
          period of this notice                                      $46,126,426

  (5)     The amount of securities sold during the fiscal
          period of this notice in reliance  upon  registration
          pursuant to Rule 24f-2 (See  attached computation of
          fee)                                                       $46,126,426



Witness the due execution hereof this 4th day of February, 1999



                                           ORIGINAL SIGNED BY




                                           _____________________________________
                                              Richard D. Silberman, Secretary

                                Rule 24f-2 Notice

                               The Parnassus Fund
                                   One Market
                           Steuart Tower - Suite #1600
                             San Francisco, CA 94105

                              1933 Act No. 2-93131

                               Computation of Fee

  (1)     Actual aggregate sales price of Registrant's  securities
          sold pursuant to Rule 24f-2 during the fiscal  period
          for which the 24f-2 notice is filed                        $46,126,426

  (2) Reduced by the difference between:

         (a) Actual aggregate redemption price of such
             securities redeemed by the issuer during the
             fiscal period for which the 24f-2 notice is
             filed                                                   $46,126,426

         (b) Actual aggregate redemption price of such redeemed
             securities previously  applied by the issuer
             pursuant to Section 24e (2)(a) for the fiscal
             period for which the 24f-2 notice is
             filed                                 $  -0-           $0
                                                   ------
Total amount upon which the fee calculation specified in
Section 6(b) of the Securities Act of 1933 is based                 $0
                                                                    ------------


  FEE SUBMITTED (1/36 of 1% of Total Amount [.000278])              $0
                                                                    ------------